Risks and Financial Instruments - Changes in exchange rate (Detail) - Scenario Base [member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps	R$ 137,304
Debts / firm commitments in dollars	(137,301)
Net effect	3
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps	49,935,747
Gross margin of Oxiteno/Ipiranga	(49,935,747)
Net effect
Cash Flow Hedge
Cash Flow Hedge	528,360
Debts	(528,360)
Cash Flow Hedge, Net effect in equity
Net Investment hedge in foreign entities
Net Investment Hedge	252,423
Debts	(252,423)
Net Investment hedge in foreign entities, Net effect in equity
Interest rate swap (Real) - Debentures - CRA
Fixed rate swap - DI	(20,053,149)
Fixed rate debt	20,053,149
Net effect